METLIFE LOGO

                                             JOHN B. TOWERS
                                             COUNSEL
                                             METROPOLITAN LIFE INSURANCE COMPANY
                                             501 BOYLSTON STREET
                                             BOSTON, MA 02116-3700

The Travelers Life and Annuity Company
c/o MetLife
501 Boylston Street
Boston, MA 02116-3700
                                      March 7, 2006

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.   20549

         Re:      The Travelers Life and Annuity Company
                  TLAC Variable Annuity Separate Account 2002
                  File No. 811-21221
                  -------------------------------------------

Commissioners:

Annual Reports dated December 31, 2005 of the underlying funds are incorporated herein by reference as the reports sent to contract owners of TLAC Variable Annuity Account 2002 of The Travelers Life and Annuity Company pursuant to Rule 30b-2 of the Investment Company Act of 1940 and are listed as follows:

The annual reports for certain series of Capital Appreciation Fund are incorporated by reference as filed on Form N-CSR, CIK No. 0000701388, File No. 811-03429.

The annual reports for certain series of High Yield Bond Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0000701387, File No. 811-03468.

The annual reports for certain series of Managed Assets Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0000706453, File No. 811-03568.

The annual reports for certain series of Money Market Managed Portfolio are incorporated by reference as filed on Form N-CSR, CIK No. 0000355751, File No. 811-03274.

The annual reports for certain series of AIM Variable Insurance Funds are incorporated by reference as filed on Form N-CSR, CIK No. 0000896435, File No. 811-07452.

The annual reports for certain portfolios of The Alger American Fund are incorporated by reference as filed on Form N-CSR, CIK No. 0000832566, File No. 811-05550.

The annual reports for certain portfolios of AllianceBernstein Variable Products Series Fund, Inc. are incorporated by reference as filed on Form N-CSR, CIK No. 0000825316, File No. 811-05398.

File No. 811-21221
Page 2


The annual reports for certain series of American Funds Insurance Series are incorporated by reference as filed on Form N-CSR, CIK No. 0000729528, File No. 811-03857.

The annual reports for certain series of Credit Suisse Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0000941568, File No. 811-07261.

The annual reports for certain series of Delaware VIP Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0000814230, File No. 811-05162.

The annual reports for certain series of Dreyfus Investment Portfolios are incorporated by reference as filed on Form N-CSR, CIK No. 0001056707, File No. 811-08673.

The annual reports for certain series of Dreyfus Socially Responsible Growth Fund, Inc. are incorporated by reference as filed on Form N-CSR, CIK No. 0000890064, File No. 811-07044.

The annual reports for certain series of Dreyfus Variable Investment Fund, Inc. are incorporated by reference as filed on Form N-CSR, CIK No. 0000813383, File No. 811-05125.

The annual reports for certain series of FAM Variable Series Funds, Inc. are incorporated by reference as filed on Form N-CSR, CIK No. 0000355916, File No. 811-03290.

The annual reports for certain series of Franklin Templeton Variable Insurance Products Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0000837274, File No. 811-05583.

The annual reports for certain portfolios of Greenwich Street Series Fund are incorporated by reference as filed on Form N-CSR, CIK No. 0000874835, File No. 811-06310.

The annual reports for certain portfolios of Janus Aspen Series are incorporated by reference as filed on Form N-CSR, CIK No. 0000906185, File No. 811-07736.

The annual reports for certain portfolios of Lazard Retirement Series, Inc. are incorporated by reference as filed on Form N-CSR, CIK No. 0001033669, File No. 811-08071.

The annual reports for certain portfolios of Lord Abbett Series Fund, Inc. are incorporated by reference as filed on Form N-CSR, CIK No. 0000855396, File No. 811-05876.

The annual reports for certain series of Oppenheimer Variable Account Funds are incorporated by reference as filed on Form N-CSR, CIK No. 0000752737, File No. 811-04108.

The annual reports for certain portfolios of PIMCO Variable Insurance Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0001047304, File No. 811-08399.

The annual reports for certain series of Putnam Variable Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0000822671, File No. 811-05346.

The annual reports for certain series of Salomon Brothers Variable Series Funds, Inc. are incorporated by reference as filed on Form N-CSR, CIK No. 0001047909, File No. 811-08443.

File No. 811-21221
Page 2


The annual reports for certain portfolios of Scudder Investments VIT Funds are incorporated by reference as filed on Form N-CSR, CIK No. 0001006373, File No. 811-07507.

The annual reports for certain portfolios of Scudder Variable Series I are incorporated by reference as filed on Form N-CSR, CIK No. 0000764797, File No. 811-04257.

The annual reports for certain portfolios of Scudder Variable Series II are incorporated by reference as filed on Form N-CSR, CIK No. 0000810573, File No. 811-05002.

The annual reports for certain portfolios of Smith Barney Investment Series are incorporated by reference as filed on Form N-CSR, CIK No. 0000810271, File No. 811-05018.

The annual reports for certain portfolios of Smith Barney Multiple Discipline Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0001176343, File No. 811-21128.

The annual reports for certain portfolios of Travelers Series Fund, Inc. are incorporated by reference as filed on Form N-CSR, CIK No. 0000919557, File No. 811-08372.

The annual reports for certain portfolios of The Travelers Series Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0000880583, File No. 811-06465.

The annual reports for certain portfolios of Van Kampen Life Investment Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0000778536, File No. 811-04424.

The annual reports for certain portfolios of Variable Annuity Portfolios are incorporated by reference as filed on Form N-CSR, CIK No. 0001026107, File No. 811-07893.

The annual reports for certain portfolios of Variable Insurance Products Fund II are incorporated by reference as filed on Form N-CSR, CIK No. 0000831016, File No. 811-05511.

The annual reports for certain portfolios of Variable Insurance Products Fund III are incorporated by reference as filed on Form N-CSR, CIK No. 0000927384, File No. 811-07205.

                                             Sincerely,

                                             /s/ John B. Towers
                                             John B. Towers
                                             Counsel
                                             Metropolitan Life Insurance Company